Disposals of businesses and deconsolidation of subsidiaries - Disposal of the West Polaris (Details) - USD ($)			6 Months Ended	12 Months Ended
		Jun. 19, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 29, 2016	Jan. 01, 2016	Jul. 21, 2014	Jan. 02, 2014
Significant Acquisitions and Disposals [Line Items]
Contingent consideration realized				$ 47,000,000	$ 0	$ 0
Loss on disposal	[1]			$ (63,000,000)	$ 632,000,000	$ 61,000,000
Seadrill Operating LP
Significant Acquisitions and Disposals [Line Items]
Ownership interest, percentage		42.00%							42.00%	70.00%
West Polaris
Significant Acquisitions and Disposals [Line Items]
Enterprise value		$ 540,000,000
Debt assumed		336,000,000
Consideration		235,000,000
Cash consideration		204,000,000
Working capital adjustments		31,000,000
Seller’s credit recognized		$ 50,000,000
Interest rate related to sellers line of credit		6.50%
Period after contract completion for potential reduction in receivable		3 years
Threshold for operating day rate		$ 450,000
Percentage above thresholder for operating day rate		50.00%
Contingent consideration realized		$ 32,000,000	$ 32,000,000
Loss on disposal		(77,000,000)
Disposal group, goodwill		$ 41,000,000
Subsequent Event | West Polaris
Significant Acquisitions and Disposals [Line Items]
Threshold for operating day rate							$ 653,000	$ 490,000

[1]	Includes transactions with related parties. Refer to Note 31.